Amounts Receivable and Prepaids - Schedule of amounts receivable and prepaids (Details) - USD ($)	Mar. 31, 2022	Mar. 31, 2021
Trade And Other Current Receivables [Line Items]
Total	$ 9,794,291	$ 8,768,109
Less: current portion	(7,978,327)	(8,768,109)
Long term portion	1,815,964	0
Sales tax receivable [Member]
Trade And Other Current Receivables [Line Items]
Total	4,516,993	3,586,643
Prepaid expenses and other receivables [Member]
Trade And Other Current Receivables [Line Items]
Total	3,021,408	1,922,498
Energy tax receivable [Member]
Trade And Other Current Receivables [Line Items]
Total	439,926	1,443,004
Receivable on sale of subsidiary [Member]
Trade And Other Current Receivables [Line Items]
Total	$ 1,815,964	$ 1,815,964